Interest Income	12 Months Ended
Dec. 31, 2020
Disclosure of interest income (expense) [text block] [Abstract]
INTEREST INCOME

NOTE 25

INTEREST INCOME

This item refers to interest earned in the period from the financial assets whose return, whether implicitly or explicitly, is determined by applying the effective interest rate method, regardless of the value at fair value, as well as the effect of hedge accounting (see c).

a)	For the years ended December 31, 2020, 2019 and 2018 the income from interest, was attributable to the following items:

	For the years ended December 31,
	2020				2019				2018
	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Resale agreements	124	-	-	124	718	-	-	718	903	-	-	903
Interbank loans	36	-	-	36	1,263	-	-	1,263	897	-	-	897
Commercial loans	722,116	174,360	10,207	906,683	780,284	160,462	16,478	957,224	771,405	153,851	11,008	936,264
Mortgage loans	322,687	314,777	491	637,955	349,663	283,820	455	633,938	330,055	266,691	909	597,655
Consumer loans	564,363	338	5,245	569,946	593,705	384	8,107	602,196	579,929	439	6,166	586,534
Investment instruments	69,276	36,141	-	105,417	71,150	26,169	-	97,319	75,423	24,790	-	100,213
Other interest income	9,078	4,384	-	13,462	18,387	3,592	-	21,979	16,644	4,013	-	20,657

Interest income not including income from hedge accounting	1,687,680	530,000	15,943	2,233,623	1,815,170	474,427	25,040	2,314,637	1,775,256	449,784	18,083	2,243,123

b)	For the years ended December 31, 2020, 2019 and 2018, the expense from interest expense, excluding expense from hedge accounting, is as follows:

	For the years ended December 31,
	2020			2019			2018
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Demand deposits	(13,576)	(1,526)	(15,102)	(14,018)	(1,508)	(15,526)	(14,914)	(1,371)	(16,285)
Repurchase agreements	(1,899)	-	(1,899)	(9,710)	-	(9,710)	(6,439)	-	(6,439)
Time deposits and liabilities	(141,091)	(20,876)	(161,967)	(335,307)	(27,172)	(362,479)	(317,061)	(35,284)	(352,345)
Interbank loans	(45,103)	-	(45,103)	(50,354)	-	(50,354)	(39,971)	-	(39,971)
Issued debt instruments	(232,551)	(140,095)	(372,646)	(250,512)	(145,487)	(395,999)	(241,455)	(133,227)	(374,682)
Other financial liabilities	(637)	(11)	(648)	(1,310)	(33)	(1,343)	(2,698)	(110)	(2,808)
Lease contracts	(2,651)	-	(2,651)	(2,965)	-	(2,965)	-	-	-
Other interest expense	(9,576)	(14,722)	(24,298)	(16,651)	(11,300)	(27,951)	(6,929)	(10,497)	(17,426)
Interest expense not including expenses from hedge accounting	(447,084)	(177,230)	(624,314)	(680,827)	(185,500)	(866,327)	(629,467)	(180,489)	(809,956)

c)	For the years ended December 31, 2020, 2019 and 2018, the income and expense from interest is as follows:

	For the years ended December 31,
	2020	2019	2018
Items	MCh$	MCh$	MCh$

Interest income not including income from hedge accounting	2,233,623	2,314,637	2,243,123
Interest expense not including expense from hedge accounting	(624,314)	(866,327)	(809,956)

Net Interest income (expense) from hedge accounting	1,609,309	1,448,310	1,433,167

Hedge accounting (net)	(15,461)	(31,346)	(18,799)

Total net interest income	1,593,848	1,416,964	1,414,368